Summary of significant accounting policies - Summary of Scope of Consolidation (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about consolidated structured entities [line items]
Issued capital	€ 5,939	€ 5,939	€ 4,300
Tom Ford International LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		15.00%
Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Principal place of business of subsidiary		Amsterdam (Netherlands)
Issued capital		€ 5,938,873
Name of parent entity		Ermenegildo Zegna N.V.
Ermenegildo Zegna N.V [Member] | Pelletteria Tizeta S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 206,816
Name of associate		Pelletteria Tizeta S.r.l.
Principal place of business of associate		Sesto Fiorentino (FI)
Name of the Investor		Ermenegildo Zegna N.V.
Proportion of ownership interest in associate		50.00%	50.00%
Ermenegildo Zegna N.V [Member] | Filati Biagioli Modesto S.p.A [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 7,900,000
Name of associate		Filati Biagioli Modesto S.p.A.
Principal place of business of associate		Montale (PT)
Name of the Investor		Ermenegildo Zegna N.V.
Proportion of ownership interest in associate		40.00%	0.00%
Ermenegildo Zegna N.V [Member] | Sharmoon.EZ.Garments Co Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 100,000,000
Group's percentage interest		50.00%	50.00%
Name of the Investor		Ermenegildo Zegna N.V.
Name of the entity one		Sharmoon.EZ.Garments Co. Ltd
Principal place of business		Wenzhou (China)
E.Z. Holditalia [Member] | Elah Dufour S.p.a [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 26,650,000
Proportion of ownership interests held by non-controlling interests	10.00%	0.00%	10.00%
Name of the entity one		Elah Dufour S.p.A.
Principal place of business		Genova (GE)
E.Z. Holditalia [Member] | Future One Hundred And One Design Private Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 100,000
Proportion of ownership interests held by non-controlling interests		0.00%	18.00%
Name of the Investor		E.Z. Holditalia
Name of the entity one		Future 101 Design Private Ltd
Principal place of business		New Delhi (India)
EZ Real Estate S.r.l [Member] | Consorzio Turistico Alpi Biellesi [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 33,750
Proportion of ownership interests held by non-controlling interests		0.00%	44.00%
Name of the Investor		EZ Real Estate S.r.l.
Name of the entity one		Consorzio Turistico Alpi Biellesi
Principal place of business		Valdilana (BI)
EZ Real Estate S.r.l [Member] | Bea Biella S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 130,000
Proportion of ownership interests held by non-controlling interests		0.00%	22.00%
Name of the Investor		EZ Real Estate S.r.l.
Name of the entity one		Bea Biella S.r.l.
Principal place of business		Busalla (GE)
Alan Real Estate S.A [Member] | Achill Station Pty Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 2,239,127
Principal place of business of associate		Armidale NSW (Australia)
Name of the Investor		Alan Real Estate S.A.
Proportion of ownership interest in associate		0.00%	60.00%
Name of the entity one		Achill Station Pty Ltd.
EZ US Holding Inc [Member] | Tom Ford International LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 82,366,000
Principal place of business of associate		Delaware (U.S.A.)
Name of the Investor		EZ US Holding Inc.
Proportion of ownership interest in associate		15.00%	15.00%
Name of the entity one		Tom Ford International LLC
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Acquedotto Piancone S.r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 42,000
Group's percentage interest		67.00%	67.00%
Name of the Investor		Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of the entity one		Acquedotto Piancone S.r.l.
Principal place of business		Valdilana (BI)
Lanificio Ermenegildo Zegna e Figli S.p.A [Member] | Pettinatura di Verrone S.r.l. [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 3,000,000
Proportion of ownership interests held by non-controlling interests		15.00%	15.00%
Name of the Investor		Lanificio Ermenegildo Zegna e Figli S.p.A.
Name of the entity one		Pettinatura di Verrone S.r.l.
Principal place of business		Verrone (BI)
Bonotto S.p.A. [Member] | F Two S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Issued capital		€ 90,000
Proportion of ownership interests held by non-controlling interests		49.00%	49.00%
Name of the Investor		Bonotto S.p.A.
Name of the entity one		F2 S.r.l.
Principal place of business		Schio (VI)
Inco S P.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		In.co. S.p.A.
Principal place of business of subsidiary		Biella
Issued capital		€ 4,050,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Lanificio Ermenegildo Zegna E Figli S.P.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Lanificio Ermenegildo Zegna e Figli S.p.A.
Principal place of business of subsidiary		Valdilana (BI)
Issued capital		€ 3,100,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	90.00%
Ezi S.P.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ezi S.p.A.
Principal place of business of subsidiary		Milan
Issued capital		€ 5,750,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
EZ Real Estate S.r.l [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		EZ Real Estate S.r.l.
Principal place of business of subsidiary		Valdilana (BI)
Issued capital		€ 2,000,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		0.00%	100.00%
EZ Service S.R.L [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		EZ Service S.r.l.
Principal place of business of subsidiary		Valdilana (BI)
Issued capital		€ 500,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	0.00%
Agnona S.R.L [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Agnona S.r.l.
Principal place of business of subsidiary		Milan
Issued capital		€ 200,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		0.00%	100.00%
Bonotto S.p.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Bonotto S.p.A.
Principal place of business of subsidiary		Colceresa (VI)
Issued capital		€ 1,239,600
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		60.00%	60.00%
Cappellificio Cervo S.r.l [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Cappellificio Cervo S.r.l.
Principal place of business of subsidiary		Biella
Issued capital		€ 300,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		51.00%	51.00%
Thom Browne Services Italy S.R.L. [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Services Italy S.r.l.
Principal place of business of subsidiary		Milan
Issued capital		€ 10,000
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	85.00%
Thom Browne Retail Italy S.R.L [Member] | Thom Browne Services Italy S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Retail Italy S.r.l.
Principal place of business of subsidiary		Milan
Issued capital		€ 10,000
Name of parent entity		Thom Browne Services Italy S.r.l.
Group's percentage interest		90.00%	85.00%
Gruppo Dondi S.P.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Gruppo Dondi S.p.A.
Principal place of business of subsidiary		Carpi (MO)
Issued capital		€ 1,502,800
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		65.00%	65.00%
Tessitura Ubertino S.R.L | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Tessitura Ubertino S.r.l.
Principal place of business of subsidiary		Valdilana (BI)
Issued capital		€ 100,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		60.00%	0.00%
Investindustrial Acquisition Corp [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Investindustrial Acquisition Corp. (“IIAC”)
Principal place of business of subsidiary		Cayman Islands
Issued capital		€ 4,944,366
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	0.00%
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.
Principal place of business of subsidiary		Istanbul (Turkey)
Issued capital		€ 32,291,439
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna H.M.B.H [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna H.m.b.H.
Principal place of business of subsidiary		Wien (Austria)
Issued capital		€ 610,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Socit De Textiles Astrum France S.A.R.L [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Société de Textiles Astrum France S.à.r.l.
Principal place of business of subsidiary		Paris (France)
Issued capital		€ 500,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna GmbH [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna GmbH
Principal place of business of subsidiary		Munich (Germany)
Issued capital		€ 6,577,421
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Zegna Japan Co LTD [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Zegna Japan Co., LTD
Principal place of business of subsidiary		Minato-Ku-Tokyo (Japan)
Issued capital		€ 100,000,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Fantasia London Limited [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Fantasia (London) Limited
Principal place of business of subsidiary		London (UK)
Issued capital		€ 7,000,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna S.A. De C.V [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna S.A. de C.V.
Principal place of business of subsidiary		Ciudad de Mexico (Mexico)
Issued capital		€ 459,600,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ezeti Portugal. S.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ezeti Portugal. S.A.
Principal place of business of subsidiary		Lisbon (Portugal)
Issued capital		€ 800,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Madrid S.A [Member] | Ezeti S.L [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Madrid S.A.
Principal place of business of subsidiary		Barcelona (Spain)
Issued capital		€ 901,500
Name of parent entity		Ezeti S.L.
Group's percentage interest		70.00%	70.00%
Ezeti S.L [Member] | Italco S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ezeti S.L.
Principal place of business of subsidiary		Barcelona (Spain)
Issued capital		€ 500,032
Name of parent entity		Italco S.A.
Group's percentage interest		100.00%	100.00%
Italco S.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Italco S.A.
Principal place of business of subsidiary		Sant Quirze (Spain)
Issued capital		€ 1,911,300
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Czech S R O [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Czech s.r.o
Principal place of business of subsidiary		Prague (Czech Republic)
Issued capital		€ 1,350,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	0.00%
Co.Ti. Service S.A. [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Co.Ti. Service S.A.
Principal place of business of subsidiary		Stabio (Switzerland)
Issued capital		€ 27,940,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Consitex S.A [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Consitex S.A.
Principal place of business of subsidiary		Stabio (Switzerland)
Issued capital		€ 15,000,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Corporation [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Corporation
Principal place of business of subsidiary		New York, NY
Issued capital		€ 500,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Zegna China Enterprise Management Co Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Zegna (China) Enterprise Management Co., Ltd.
Principal place of business of subsidiary		Shanghai (China)
Issued capital		€ 58,309,140
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna China Co LTD [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna (China) Co., LTD
Principal place of business of subsidiary		Shanghai (China)
Issued capital		€ 50,000,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ismaco Amsterdam B. V [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ismaco Amsterdam B. V.
Principal place of business of subsidiary		Amsterdam (Netherlands)
Issued capital		€ 226,890
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Korea LTD [Member] | E.Z. Holditalia [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Korea LTD
Principal place of business of subsidiary		Seoul (Korea)
Issued capital		€ 6,876,000,000
Name of parent entity		E.Z. Holditalia
Group's percentage interest		0.00%	100.00%
Alan Real Estate S.A [Member] | EZ Real Estate S.r.l [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Alan Real Estate S.A.
Principal place of business of subsidiary		Stabio (Switzerland)
Issued capital		€ 9,200,000
Name of parent entity		EZ Real Estate S.r.l.
Group's percentage interest		0.00%	100.00%
Ermenegildo ZegnaFarEastPte Ltd [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Far-East Pte LTD
Principal place of business of subsidiary		Singapore
Issued capital		€ 21,776,432
Name of parent entity		Consitex S.A.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Hong Kong Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Hong Kong LTD
Principal place of business of subsidiary		Hong Kong
Issued capital		€ 238,240,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
E. Zegna Trading Hong Kong LTD Taiwan Branch [Member] | Ermenegildo Zegna Hong Kong Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		E. Zegna Trading Hong Kong LTD Taiwan Branch
Principal place of business of subsidiary		Hong Kong
Issued capital		€ 233,659,800
Name of parent entity		Ermenegildo Zegna Hong Kong LTD
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Canada Inc [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Canada Inc.
Principal place of business of subsidiary		Toronto (Canada)
Issued capital		€ 700,000
Name of parent entity		Consitex S.A.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Australia PTY Ltd [Member] | Ermenegildo ZegnaFarEastPte Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Australia PTY LTD
Principal place of business of subsidiary		Sydney (Australia)
Issued capital		€ 18,000,000
Name of parent entity		Ermenegildo Zegna Far-East Pte LTD
Group's percentage interest		100.00%	100.00%
E Z New Zealand Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		E. Z. New Zealand LTD
Principal place of business of subsidiary		Auckland (New Zealand)
Issued capital		€ 3,300,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ezesa Argentina S.A [Member] | Ermenegildo Zegna N.V. Italco S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ezesa Argentina S.A.
Principal place of business of subsidiary		Buenos Aires (Argentina)
Issued capital		€ 27,246,979
Name of parent entity		Ermenegildo Zegna N.V.; Italco S.A.
Group's percentage interest		100.00%	100.00%
E. Z. Thai Holding Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		E. Z. Thai Holding Ltd
Principal place of business of subsidiary		Bangkok (Thailand)
Issued capital		€ 3,000,000
Name of parent entity		Ermenegildo Zegna N.V.
Proportion of ownership interests held by non-controlling interests		49.00%	49.00%
The Italian Fashion Co. Ltd [Member] | E. Z. Thai Holding Ltd Ermenegildo Zegna FarEastPte Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		The Italian Fashion Co. LTD
Principal place of business of subsidiary		Bangkok (Thailand)
Issued capital		€ 16,000,000
Name of parent entity		E. Z. Thai Holding Ltd; Ermenegildo Zegna Far-East Pte LTD
Group's percentage interest		65.00%	65.00%
Zegna South Asia Private LTD [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Zegna South Asia Private LTD
Principal place of business of subsidiary		Mumbai (India)
Issued capital		€ 902,316,770
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		51.00%	51.00%
Ismaco Tekstil Limited Sirketi [Member] | Ermenegildo Zegna N.V., Ismaco [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		ISMACO TEKSTİL LİMİTED ŞİRKETİ
Principal place of business of subsidiary		Istanbul (Turkey)
Issued capital		€ 10,000,000
Name of parent entity		Ermenegildo Zegna N.V., Ismaco
Group's percentage interest		100.00%	100.00%
Ezesa Brasil Participacoes Ltd [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ezesa Brasil Participacoes LTDA
Principal place of business of subsidiary		San Paolo (Brazil)
Issued capital		€ 77,481,487
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Macau Ltd [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna (Macau) LTD
Principal place of business of subsidiary		Kowloon Bay (Hong Kong)
Issued capital		€ 4,650,000
Name of parent entity		Consitex S.A.
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Malaysia Sdn. Bhd [Member] | Ermenegildo ZegnaFarEastPte Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Malaysia Sdn. Bhd.
Principal place of business of subsidiary		Kuala Lumpur (Malaysia)
Issued capital		€ 3,000,000
Name of parent entity		Ermenegildo Zegna Far-East Pte LTD
Group's percentage interest		100.00%	100.00%
Ermenegildo Zegna Maroc S.A.R.L.A.U [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Maroc S.A.R.L.A.U.
Principal place of business of subsidiary		Casablanca (Morocco)
Issued capital		€ 530,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
61 West 23rd Street LLC [Member] | Alan Real Estate S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		61 West 23rd Street LLC
Principal place of business of subsidiary		New York, NY
Issued capital		€ 12,637,342
Name of parent entity		Alan Real Estate S.A.
Group's percentage interest		0.00%	100.00%
Ermenegildo Zegna Vietnam LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest	90.50%	76.60%
Ermenegildo Zegna Vietnam LLC [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Ermenegildo Zegna Vietnam LLC
Principal place of business of subsidiary		Hanoi City (Vietnam)
Issued capital		€ 53,567,900,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		77.00%	77.00%
Achill Land Pty Ltd [Member] | Alan Real Estate S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Achill Land Pty Ltd.
Principal place of business of subsidiary		Armidale NSW (Australia)
Issued capital		€ 10,200,000
Name of parent entity		Alan Real Estate S.A.
Group's percentage interest		0.00%	60.00%
Zegna Gulf Trading LLC [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Zegna Gulf Trading LLC
Principal place of business of subsidiary		Dubai (UAE)
Issued capital		€ 300,000
Name of parent entity		Consitex S.A.
Group's percentage interest		49.00%	49.00%
EZ US Holding Inc [Member] | Consitex S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		EZ US Holding Inc.
Principal place of business of subsidiary		Wilmington (U.S.A.)
Issued capital		€ 1,000,099
Name of parent entity		Consitex S.A.
Group's percentage interest		100.00%	100.00%
E.Zegna Attica Single Member Société Anonyme [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		E.Zegna Attica Single Member Société Anonyme
Principal place of business of subsidiary		Athens (Greece)
Issued capital		€ 650,000
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		100.00%	100.00%
Thom Browne Inc [Member] | Ermenegildo Zegna N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Inc.
Principal place of business of subsidiary		Wilmington (U.S.A.)
Issued capital		€ 5,510
Name of parent entity		Ermenegildo Zegna N.V.
Group's percentage interest		90.00%	85.00%
Thom Browne Japan Inc [Member] | Thom Browne Inc [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Japan Inc.
Principal place of business of subsidiary		Tokyo (Japan)
Issued capital		€ 1,000,000
Name of parent entity		Thom Browne Inc.
Group's percentage interest		90.00%	85.00%
Thom Browne Trading SA [Member] | Thom Browne Inc [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Trading SA
Principal place of business of subsidiary		Stabio (Switzerland)
Issued capital		€ 100,000
Name of parent entity		Thom Browne Inc.
Group's percentage interest		90.00%	85.00%
Thom Browne France Services [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne France Services
Principal place of business of subsidiary		Paris (France)
Issued capital		€ 50,000
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	85.00%
Thom Browne UK Limited [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne UK Limited
Principal place of business of subsidiary		Beckenham (UK)
Issued capital		€ 1
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	85.00%
Tailoring Luxury Co., Ltd [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Tailoring Luxury Co., Ltd.
Principal place of business of subsidiary		Shanghai (China)
Issued capital		€ 900,000
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	85.00%
Thom Browne Macau Limited [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne (Macau) Limited
Principal place of business of subsidiary		Hong Kong
Issued capital		€ 500,000
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	85.00%
Thom Browne Canada [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Canada
Principal place of business of subsidiary		Vancouver (Canada)
Issued capital		€ 1
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	85.00%
Thom Browne Hong Kong Limited [Member] | Thom Browne Trading SA [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Thom Browne Hong Kong Limited
Principal place of business of subsidiary		Hong Kong
Issued capital		€ 500,000
Name of parent entity		Thom Browne Trading SA
Group's percentage interest		90.00%	0.00%